UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Strategies Fund

Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

1.805754.108

AAG-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 24.4%
Distributors - 1.4%
LKQ Corp. (a)	11,750	$ 443,445
Hotels, Restaurants & Leisure - 2.1%
BJ's Restaurants, Inc. (a)	2,029	83,290
Buffalo Wild Wings, Inc. (a)	1,540	118,241
Domino's Pizza, Inc.	3,260	115,534
Panera Bread Co. Class A (a)	2,370	367,113
		684,178
Household Durables - 3.8%
Jarden Corp.	7,970	385,190
Newell Rubbermaid, Inc.	9,790	175,535
NVR, Inc. (a)	350	289,863
Ryland Group, Inc.	3,010	80,698
Tupperware Brands Corp.	5,410	289,327
		1,220,613
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	1,520	114,289
Multiline Retail - 1.1%
Dollar General Corp. (a)	3,250	165,978
Dollar Tree, Inc. (a)	3,588	172,834
		338,812
Specialty Retail - 12.5%
Abercrombie & Fitch Co. Class A	1,892	68,093
Ascena Retail Group, Inc. (a)	12,660	250,668
CarMax, Inc. (a)	4,200	128,478
Dick's Sporting Goods, Inc.	9,620	478,691
Hibbett Sports, Inc. (a)	2,850	165,414
Limited Brands, Inc.	2,625	127,575
O'Reilly Automotive, Inc. (a)	1,620	137,619
PetSmart, Inc.	9,730	690,052
Ross Stores, Inc.	3,420	236,630
Sally Beauty Holdings, Inc. (a)	12,790	351,725
Signet Jewelers Ltd.	7,110	326,065
Tractor Supply Co.	6,098	582,237
Urban Outfitters, Inc. (a)	2,550	95,727
Vitamin Shoppe, Inc. (a)	2,800	150,108
Williams-Sonoma, Inc.	5,270	216,175
		4,005,257
Textiles, Apparel & Luxury Goods - 3.1%
Hanesbrands, Inc. (a)	7,640	247,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	3,928	$ 368,839
Under Armour, Inc. Class A (sub. vtg.) (a)	6,608	384,652
		1,001,256
TOTAL CONSUMER DISCRETIONARY		7,807,850
CONSUMER STAPLES - 8.0%
Beverages - 2.1%
Beam, Inc.	5,750	335,570
Dr Pepper Snapple Group, Inc.	3,900	174,759
Monster Beverage Corp. (a)	3,024	178,204
		688,533
Food & Staples Retailing - 2.0%
United Natural Foods, Inc. (a)	6,100	350,628
Whole Foods Market, Inc.	2,831	273,899
		624,527
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,863	45,290
The J.M. Smucker Co.	1,920	163,142
TreeHouse Foods, Inc. (a)	4,620	240,009
		448,441
Household Products - 2.5%
Church & Dwight Co., Inc.	14,660	802,486
TOTAL CONSUMER STAPLES		2,563,987
ENERGY - 5.5%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	5,750	314,583
Dresser-Rand Group, Inc. (a)	2,980	150,848
Ensco PLC Class A	2,040	117,035
Helmerich & Payne, Inc.	1,980	90,367
Petrofac Ltd.	3,200	76,318
Rowan Companies PLC (a)	2,890	101,670
		850,821
Oil, Gas & Consumable Fuels - 2.8%
Atlas Pipeline Partners, LP	2,360	81,986
Cabot Oil & Gas Corp.	6,956	288,048
HollyFrontier Corp.	1,320	53,183
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	2,950	$ 287,212
SM Energy Co.	1,960	92,571
WPX Energy, Inc.	6,090	95,004
		898,004
TOTAL ENERGY		1,748,825
FINANCIALS - 6.9%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	980	115,268
Invesco Ltd.	4,092	96,899
KKR & Co. LP	5,231	74,542
Monex Group, Inc.	231	40,647
TD Ameritrade Holding Corp.	5,575	95,388
		422,744
Commercial Banks - 0.3%
CIT Group, Inc. (a)	2,715	102,518
Consumer Finance - 0.9%
Capital One Financial Corp.	2,993	169,194
SLM Corp.	6,555	103,241
		272,435
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	9,825	135,782
Insurance - 0.1%
Brasil Insurance Participacoes e Administracao SA	1,600	15,370
Validus Holdings Ltd.	100	3,351
		18,721
Real Estate Investment Trusts - 3.2%
Apartment Investment & Management Co. Class A	6,064	160,575
Equity One, Inc.	9,011	191,033
Essex Property Trust, Inc.	1,165	177,057
Highwoods Properties, Inc. (SBI)	5,386	175,637
Rayonier, Inc.	5,043	247,057
Ventas, Inc.	893	58,483
		1,009,842
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	569	47,961
CBRE Group, Inc. (a)	5,435	94,080
		142,041
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	4,304	$ 110,742
TOTAL FINANCIALS		2,214,825
HEALTH CARE - 12.6%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	4,319	463,040
Amarin Corp. PLC ADR (a)	7,800	106,782
Biogen Idec, Inc. (a)	1,510	221,351
Medivation, Inc. (a)	1,040	109,054
Onyx Pharmaceuticals, Inc. (a)	3,510	252,439
Regeneron Pharmaceuticals, Inc. (a)	1,330	196,907
Seattle Genetics, Inc. (a)	7,520	199,581
		1,549,154
Health Care Equipment & Supplies - 1.9%
IDEXX Laboratories, Inc. (a)	1,690	160,651
Sirona Dental Systems, Inc. (a)	2,150	114,251
The Cooper Companies, Inc.	3,920	328,692
		603,594
Health Care Providers & Services - 4.3%
Aetna, Inc.	5,570	213,944
Catamaran Corp. (a)	3,011	261,345
HMS Holdings Corp. (a)	8,560	294,978
Humana, Inc.	2,350	164,688
MEDNAX, Inc. (a)	3,730	258,414
Wellcare Health Plans, Inc. (a)	3,360	190,478
		1,383,847
Pharmaceuticals - 1.5%
Allergan, Inc.	2,050	176,567
Perrigo Co.	2,830	311,215
		487,782
TOTAL HEALTH CARE		4,024,377
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.4%
BE Aerospace, Inc. (a)	6,200	249,612
Esterline Technologies Corp. (a)	2,820	168,636
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	1,060	$ 170,745
TransDigm Group, Inc. (a)	1,420	196,840
		785,833
Building Products - 1.3%
Armstrong World Industries, Inc.	3,870	170,164
Owens Corning (a)	7,060	235,522
		405,686
Commercial Services & Supplies - 0.3%
Interface, Inc.	6,270	86,087
Electrical Equipment - 3.3%
AMETEK, Inc.	10,840	371,920
Hubbell, Inc. Class B	3,570	288,527
Roper Industries, Inc.	3,870	397,797
		1,058,244
Machinery - 2.5%
Cummins, Inc.	2,120	205,873
Ingersoll-Rand PLC	8,417	393,579
WABCO Holdings, Inc. (a)	3,590	210,805
		810,257
Professional Services - 0.8%
IHS, Inc. Class A (a)	2,160	246,326
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	5,250	275,310
Trading Companies & Distributors - 2.3%
W.W. Grainger, Inc.	2,100	432,516
Watsco, Inc.	4,000	301,840
		734,356
TOTAL INDUSTRIALS		4,402,099
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)(d)	6,660	127,139
Brocade Communications Systems, Inc. (a)	21,800	126,440
Polycom, Inc. (a)	11,977	124,800
Riverbed Technology, Inc. (a)	11,850	236,882
		615,261
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	5,800	$ 200,216
SanDisk Corp. (a)	3,800	156,636
		356,852
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	3,510	127,238
Flextronics International Ltd. (a)	24,100	162,193
Jabil Circuit, Inc.	6,570	149,665
		439,096
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	4,430	166,169
Bankrate, Inc. (a)	2,662	45,733
Rackspace Hosting, Inc. (a)	3,246	194,695
Velti PLC (a)(d)	11,643	80,686
		487,283
IT Services - 2.0%
Amdocs Ltd.	3,870	124,769
Cognizant Technology Solutions Corp. Class A (a)	1,920	123,418
SAIC, Inc.	6,560	80,098
Sapient Corp.	8,630	87,249
The Western Union Co.	12,720	223,999
		639,533
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	26,160	97,315
Avago Technologies Ltd.	6,710	245,385
Broadcom Corp. Class A	3,400	120,802
Marvell Technology Group Ltd.	8,320	84,698
NXP Semiconductors NV (a)	4,840	112,869
ON Semiconductor Corp. (a)	22,150	137,995
Skyworks Solutions, Inc. (a)	6,550	199,513
		998,577
Software - 5.8%
ANSYS, Inc. (a)	3,209	223,667
BMC Software, Inc. (a)	5,070	209,898
BroadSoft, Inc. (a)(d)	2,300	83,283
Check Point Software Technologies Ltd. (a)	2,700	124,443
Citrix Systems, Inc. (a)	3,695	287,065
Informatica Corp. (a)	4,300	140,180
Intuit, Inc.	2,273	133,061
Nuance Communications, Inc. (a)	8,934	213,076
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	7,400	$ 157,250
Solera Holdings, Inc.	3,820	157,117
Synopsys, Inc. (a)	3,410	112,632
		1,841,672
TOTAL INFORMATION TECHNOLOGY		5,378,274
MATERIALS - 5.8%
Chemicals - 4.8%
Airgas, Inc.	2,784	231,267
Albemarle Corp.	2,032	111,211
Eastman Chemical Co.	1,900	104,994
FMC Corp.	3,480	189,034
PPG Industries, Inc.	1,751	192,645
Sherwin-Williams Co.	1,881	269,133
Sigma Aldrich Corp.	2,646	187,945
Valspar Corp.	1,840	98,146
W.R. Grace & Co. (a)	2,517	145,382
		1,529,757
Containers & Packaging - 0.8%
Aptargroup, Inc.	2,086	105,656
Ball Corp.	3,480	146,752
		252,408
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	1,675	86,145
TOTAL MATERIALS		1,868,310
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
Clearwire Corp. Class A (a)	48,420	77,472
Crown Castle International Corp. (a)	2,760	175,150
MetroPCS Communications, Inc. (a)	8,260	80,370
SBA Communications Corp. Class A (a)	3,380	202,056
		535,048
Common Stocks - continued
	Shares	Value
UTILITIES - 0.7%
Electric Utilities - 0.4%
ITC Holdings Corp.	920	$ 66,222
PNM Resources, Inc.	2,319	47,702
		113,924
Gas Utilities - 0.2%
ONEOK, Inc.	1,700	75,701
Water Utilities - 0.1%
American Water Works Co., Inc.	900	33,183
TOTAL UTILITIES		222,808
TOTAL COMMON STOCKS (Cost $29,849,768)		30,766,403
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 10/11/12 (e) (Cost $39,996)	$ 40,000	39,997
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,116,267	1,116,267
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	268,959	268,959
TOTAL MONEY MARKET FUNDS (Cost $1,385,226)		1,385,226
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $31,274,990)		32,191,626
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(187,148)
NET ASSETS - 100%		$ 32,004,478
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 388,320	$ 5,182

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,151
Fidelity Securities Lending Cash Central Fund	9,560
Total	$ 10,711
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,807,850	$ 7,807,850	$ -	$ -
Consumer Staples	2,563,987	2,563,987	-	-
Energy	1,748,825	1,748,825	-	-
Financials	2,214,825	2,174,178	40,647	-
Health Care	4,024,377	4,024,377	-	-
Industrials	4,402,099	4,402,099	-	-
Information Technology	5,378,274	5,378,274	-	-
Materials	1,868,310	1,868,310	-	-
Telecommunication Services	535,048	535,048	-	-
Utilities	222,808	222,808	-	-
U.S. Government and Government Agency Obligations	39,997	-	39,997	-
Money Market Funds	1,385,226	1,385,226	-	-
Total Investments in Securities:	$ 32,191,626	$ 32,110,982	$ 80,644	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,182	$ 5,182	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $31,303,176. Net unrealized appreciation aggregated $888,450, of which $2,499,608 related to appreciated investment securities and $1,611,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012